UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Government Money Market Fund

The fund's portfolio
6/30/16 (Unaudited)

REPURCHASE AGREEMENTS (79.9%)(a)
			Principal amount	Value

Interest in $347,054,000 joint tri-party repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/16 - maturity value of $5,000,060 for an effective yield of 0.430% (collateralized by various mortgage backed securities with coupon rates ranging from zero% to 4.500% and due dates ranging from 8/1/22 to 6/1/46, valued at $353,995,080)			$5,000,000	$5,000,000

Interest in $147,833,000 joint tri-party repurchase agreement dated 6/30/16 with RBC Capital Markets, LLC due 7/1/16 - maturity value of $4,553,051 for an effective yield of 0.40% (collateralized by various mortgage backed securities with coupon rates ranging from 1.750% to 7.000% and due dates ranging from 6/1/26 to 6/1/46, valued at $150,791,336)			4,553,000	4,553,000

Total repurchase agreements (cost $9,553,000)				$9,553,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank	0.479	3/29/17	$200,000	$199,971

Federal Farm Credit Banks Funding Corporation discount notes	0.566	11/8/16	280,000	279,429

Federal Home Loan Banks unsec. notes	0.535	12/5/17	100,000	99,973

Federal Home Loan Banks unsec. discount notes	0.521	10/19/16	100,000	99,841

Federal Home Loan Banks unsec. discount notes	0.501	10/12/16	100,000	99,857

Federal Home Loan Banks unsec. discount notes	0.471	9/23/16	100,000	99,890

Federal Home Loan Banks unsec. discount notes	0.602	11/28/16	101,000	100,748

Federal Home Loan Mortgage Corporation unsec. discount notes	0.482	8/19/16	200,000	199,869

Federal National Mortgage Association unsec. notes	0.469	11/15/16	100,000	100,333

Federal National Mortgage Association unsec. notes	0.468	1/26/17	250,000	250,045

Federal National Mortgage Association unsec. notes	0.457	9/8/17	100,000	99,971

Federal National Mortgage Association unsec. discount notes	0.471	12/5/16	200,000	199,590

Federal National Mortgage Association unsec. discount notes	0.461	11/1/16	100,000	99,843

Total U.S. government agency obligations (cost $1,929,360)				$1,929,360

U.S. TREASURY OBLIGATIONS (1.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury FRN	0.532	1/31/18	$100,000	$100,227
U.S. Treasury FRN	0.450	4/30/18	100,000	100,032

Total U.S. treasury obligations (cost $200,259)				$200,259

TOTAL INVESTMENTS

Total investments (cost $11,682,619)(b)				$11,682,619

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from April 14, 2016 (commencement of operations) through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,953,448.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Repurchase agreements	$—	$9,553,000	$—
U.S. government agency obligations	—	1,929,360	—
U.S. treasury obligations	—	200,259	—

Totals by level	$—	$11,682,619	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$5,000,000	$4,553,000	$9,553,000

	Total Assets	$5,000,000	$4,553,000	$9,553,000

	Total Financial and Derivative Net Assets	$5,000,000	$4,553,000	$9,553,000
	Total collateral received (pledged)##†	$5,000,000	$4,553,000
	Net amount	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016